Stock Option Plan and Warrants - Summary of Warrants Outstanding and Exercisable Information (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Range of Exercise Prices Minimum	$ 0.35
Range of Exercise Prices Maximum	$ 1.65
Warrants Outstanding, Number Outstanding | shares	4,350,034
Warrants Outstanding, Weighted-Average Remaining Contractual Life	1 year
Warrants Outstanding, Weighted-Average Exercise Price	$ 0.38
Warrants Exercisable, Number Exercisable | shares	4,350,034
Warrants Exercisable, Weighted-Average Exercise Price	$ 0.38